ADVANCES FROM FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Sep. 30, 2013
Banking And Thrift [Abstract]
Summary of Advances by Year of Maturity

The following table provides a summary of advances by year of maturity as of September 30. Dollar amounts are expressed in thousands.

	2013		2012
Year ending September 30,	Amount	Weighted average rate	Amount	Weighted average rate
2013			$27,000	1.45%
2014	$55,000	0.21%	—	—%
2015	50,000	1.83%	50,000	1.83%
2016	25,000	1.57%	25,000	1.57%
2017	25,000	1.53%	25,000	1.53%

	$155,000	1.16%	$127,000	1.64%